SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF SHARES SUBJECT TO POSSIBLE REDEMPTION

As of June 30, 2023 and December 31, 2022, ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds	$66,000,000
Proceeds allocated to public rights	(1,056,000)
Offering costs allocated ordinary shares subject to redemption	(4,755,805)
Remeasurement of ordinary shares subject to redemption	$7,624,825
Ordinary shares subject to possible redemption – December 31, 2022	$67,813,020
Remeasurement of ordinary shares subject to redemption	759,647
Ordinary shares subject to possible redemption – March 31, 2023	68,572,667
Remeasurement of ordinary shares subject to redemption	815,850
Ordinary shares subject to possible redemption – June 30, 2023	$69,388,517

As of December 31, 2022, ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds	$66,000,000
Proceeds allocated to public rights	(1,056,000)
Offering costs allocated ordinary shares subject to redemption	(4,755,805)
Remeasurement of ordinary shares subject to redemption	$7,624,825
Ordinary shares subject to possible redemption	$67,813,020

SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER ORDINARY SHARE

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	Three months Ended	Three months ended
	June 30,	June 30,
	2023	2022
Ordinary shares subject to redemption
Numerator: Allocation of net income	$451,129	—
Denominator: Basic and diluted weighted average shares outstanding	6,600,000	1,500,000
Basic and diluted net income per share	$0.07	$0.00

Ordinary shares not subject to redemption
Numerator: Allocation of net income	$165,167	$—
Denominator: Basic and diluted weighted average shares outstanding	2,416,000	—
Basic and diluted net income per share	$0.07	$0.00

	Six months Ended	Six months ended
	June 30,	June 30,
	2023	2022
Ordinary shares subject to redemption
Numerator: Allocation of net income	$898,911	—
Denominator: Basic and diluted weighted average shares outstanding	6,600,000	1,500,000
Basic and diluted net income per share	$0.14	$0.00

Ordinary shares not subject to redemption
Numerator: Allocation of net income	$329,110	$—
Denominator: Basic and diluted weighted average shares outstanding	2,416,000	—
Basic and diluted net income per share	$0.14	$0.00

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Year
	Ended December 31, 2022
	Ordinary Shares Subject to Redemption	Ordinary Shares Not Subject to Redemption
Basic and diluted net income per share
Numerator:
Allocation of net income	$159,314	$221,497
Denominator:
Basic and diluted weighted average shares outstanding	1,341,758	1,865,478

Basic and diluted net income per share	$0.12	$0.12

For the Year Ended December 31, 2021
Ordinary Shares
Basic and diluted net income per share
Numerator:
Net income (loss)	$(10,113)
Denominator:
Basic and diluted weighted average shares outstanding	1,725,000

Basic and diluted net income per share	$(0.01)